Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2024	Aug. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Professional fees							$ 1,669,474	$ 1,249,388
Compensation expenses							0	50,000
Lease expense							7,500	20,000
Twin Vee Powercarsco [Member]
Related Party Transaction [Line Items]
Professional fees			$ 206,798	$ 403,387	$ 543,316	$ 1,111,079
Forza [Member]
Related Party Transaction [Line Items]
Professional fees							41,593	6,800
Compensation expenses	$ 759,765
Short-term lease		$ 2,500
Forza [Member] | Twin Vee Powercarsco [Member]
Related Party Transaction [Line Items]
Variable monthly fee			$ 42,169
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Professional fees							$ 0	$ 36,000